Cover	Sep. 07, 2023
Cover [Abstract]
Entity Registrant Name	PALATIN TECHNOLOGIES, INC.
Entity Central Index Key	0000911216
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 07, 2023
Entity File Number	001-15543
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-4078884
Entity Address Address Line 1	4B Cedar Brook Drive
Entity Address City Or Town	Cranbury
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08512
City Area Code	609
Local Phone Number	495-2200
Security 12b Title	Common Stock
Trading Symbol	PTN
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false